Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Total equity method investments	$ 6,672	$ 6,736	[1]
YPL
Disclosure of associates [line items]
Total equity method investments	6,489	6,574
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 183	$ 162

[1]	Amounts have been reclassified to reflect the current presentation.